Subsequent Events - Exchange rates and crude oil prices (Detail) $ in Thousands		3 Months Ended		9 Months Ended
	Dec. 05, 2025 MXN ($) $ / $ $ / bbl	Sep. 30, 2025 MXN ($) $ / $	Sep. 30, 2024 MXN ($)	Sep. 30, 2025 MXN ($) $ / $ $ / bbl	Sep. 30, 2024 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $		18.3825		18.3825
Foreign exchange income (loss), net | $	$ 10,651,157	$ 33,384,178	$ (130,111,060)	$ 153,011,244	$ (256,406,202)
Average prices of crude oil exports | $ / bbl				61.16
Percentage of decrease in crude oil price				7.80%
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $	18.2642
Appreciation of the value of the peso in U.S. dollars terms	0.60%
Average prices of crude oil exports | $ / bbl	56.39